Financial Statements Schedule I (Details) (USD $)	12 Months Ended
Dec. 31, 2012
FINANCIAL STATEMENTS SCHEDULE I
Restricted net assets of the entity's consolidated and unconsolidated subsidiaries not available for distribution	$ 359,922,466
Threshold percentage of restricted net assets of the entity's consolidated and unconsolidated subsidiaries	25.00%